31. Risks and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Risks And Financial Instruments Tables
Assets and liabilities in foreign currencies
In millions of Brazilian Reais	2017	2016

Assets in foreign currency
Cash, cash equivalents and financial investments in foreign currency (except hedging instruments)	236.4	423.9
Foreign trade receivables, net of allowance for doubtful accounts and advances to foreign customers	214.9	323.4
Net investments in foreign subsidiaries (except cash, cash equivalents, financial investments, trade receivables, financing, and payables)	930.0	600.9
	1,381.3	1,348.2

Liabilities in foreign currency
Financing in foreign currency, gross of transaction costs and discount	(4,416.2)	(4,736.3)
Payables arising from imports, net of advances to foreign suppliers	(173,1)	(57.1)
	(4,589.3)	(4,793.4)

Foreign currency hedging instruments	1,777.6	2,206.4

Net asset (liability) position – Total	(1,430.4)	(1,238.8)

Net asset (liability) position – Income statement effect	(26.1)	24.8
Net asset (liability) position – Shareholders’ equity effect	(1,404.3)	(1,263.6)

Sensitivity analysis of assets and liabilities in foreign currency
In millions of Brazilian Reais	Risk	Scenario I	Scenario II	Scenario III
		10%	25%	50%

(1) Income statement effect	Real devaluation	(2.6)	(6.5)	(13.0)
(2) Shareholders’ equity effect		(140.4)	(351.1)	(702.2)
(1) + (2)	Net effect	(143.0)	(357.6)	(715.2)

(3) Income statement effect	Real appreciation	2.6	6.5	13.0
(4) Shareholders’ equity effect		140.4	351.1	702.2
(3) + (4)	Net effect	143.0	357.6	715.2

Financial assets and liabilities exposed to floating interest rates
	Note	2017	2016
CDI
Cash equivalents	4	4,821.6	3,837.8
Financial investments	4	1,153.0	1,174.5
Asset position of foreign exchange hedging instruments - CDI	31	29.9	28.3
Loans and debentures	14	(7,987.3)	(5,862.3)
Liability position of foreign exchange hedging instruments - CDI	31	(1,877.4)	(2,181.6)
Liability position of fixed interest instruments - CDI	31	(586.6)	-
Net liability position in CDI		(4,446.8)	(3,003.3)
TJLP
Loans –TJLP	14	(301.9)	(404.4)
Net liability position in TJLP		(301.9)	(404.4)
LIBOR
Asset position of foreign exchange hedging instruments - LIBOR	31	984.3	1,149.7
Loans - LIBOR	14	(1,418.5)	(1,470.1)
Net liability position in LIBOR		(434.2)	(320.4)
TIIE
Loans - TIIE	14	(3.4)	(9.6)
Net liability position in TIIE		(3.4)	(9.6)
SELIC
Loans – SELIC	14	(100.3)	(99.5)
Net liability position in SELIC		(100.3)	(99.5)

Total net liability position exposed to floating interest		(5,286.6)	(3,837.2)

Sensitivity analysis of floating interest rate risk
In millions of Brazilian Reais
	Risk	Scenario I	Scenario II	Scenario III
		10%	25%	50%
Exposure of interest rate risk

Interest effect on cash equivalents and financial investments	Increase in CDI	47.3	118.1	236.3
Foreign exchange hedging instruments (assets in CDI) effect	Increase in CDI	0.2	0.5	1.0
Interest effect on debt in CDI	Increase in CDI	(67.2)	(168.0)	(336.0)
Interest rate hedging instruments (liabilities in CDI) effect	Increase in CDI	(38.6)	(94.2)	(186.7)
Incremental expenses		(58.3)	(143.6)	(285.4)

Interest effect on debt in TJLP	Increase in TJLP	(2.3)	(5.6)	(11.3)
Incremental expenses		(2.3)	(5.6)	(11.3)

Foreign exchange hedging instruments (assets in LIBOR) effect	Increase in LIBOR	1.4	3.4	6.8
Interest effect on debt in LIBOR	Increase in LIBOR	(1.7)	(4.4)	(8.7)
Incremental expenses		(0.3)	(1.0)	(1.9)

Interest effect on debt in TIIE	Increase in TIIE	(0.0)	(0.1)	(0.2)
Incremental expenses		(0.0)	(0.1)	(0.2)

Interest effect on debt in SELIC	Increase in SELIC	(1.0)	(2.5)	(4.9)
Incremental expenses		(1.0)	(2.5)	(4.9)

Allowance for doubtful accounts on trade receivables
	2017	2016

Ipiranga	238,697	182,252
Ultragaz	39,034	33,804
Oxiteno	10,755	10,856
Extrafarma	4,922	3,449
Ultracargo	2,172	2,971
Total	295,580	233,332

Contractual undiscounted cash outflows
				In millions of Brazilian Reais

Financial liabilities	Total	Less than 1 year	Between 1 and 3 years	Between 3 and 5 years	More than 5 years

Loans including future contractual interest (1) (2)	16,571.3	3,809.9	3,514.4	4,968.0	4,279.0
Currency and interest rate hedging instruments (3)	422.2	145.2	136.6	113.4	27.0
Trade payables	2,155.5	2,155.5	-	-	-

Position of hedging instruments
		Notional amount[1]		Fair value		Amounts receivable	Amounts payable
Hedging instruments	Maturity	2017	2016	2017	2016	2017

				R$	R$	R$	R$
				million	million	million	million
a –Exchange rate swaps receivable in U.S. dollars
Receivables in U.S. dollars (LIBOR)	Jan 2018 to Oct 2026	US$ 300.0	US$ 350.0	984.3	1,149.7	984.3	-
Receivables in U.S. dollars (Fixed)		US$ 956.6	US$ 1,062.4	823.1	1,084.6	823.1	-
Payables in CDI interest rate		US$ (1,256.6)	US$ (1,412.4)	(1,877.4)	(2,181.6)	-	1,877.4
Total result		-	-	(70.0)	52.7	1,807.4	1,877.4

b – Exchange rate swaps payable in U.S. dollars + COUPON	Jan 2018 to Apr 2018
Receivables in CDI interest rates		US$ 9.1	US$ 8.5	29.9	28.3	29.9	-
Payables in U.S. dollars (Fixed)		US$ (9.1)	US$ (8.5)	(29.8)	(27.9)	-	29.8
Total result		-	-	0.1	0.4	29.9	29.8

c – Interest rate swaps in Brazilian Reais	Oct 2024
Receivables in fixed interest rates + IPCA		R$ 566.1	-	583.3	-	583.3	-
Payables in CDI interest rates		R$ (566.1)	-	(586.6)	-	-	586.6
Total result		-	-	(3.3)	-	583.3	586.6

Total gross result				(73.2)	53.1	2,420.6	2,493.8
Income tax				(4.7)	(36.9)	(4.7)	-
Total net result				(77.9)	16.2	2,415.9	2,493.8

Positive result (see Note 4)				85.8	218.5
Negative result (see Note 14)				(163.7)	(202.3)

Value of gains (losses) recognized

	R$ million
	2017
	Profit or loss	Equity

a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(72.1)	5.3
b – Exchange rate swaps payable in U.S. dollars (ii)	3.2	-
c – Interest rate swaps in R$ (iii)	15.9	-
d – Non-derivative financial instruments (iv)	(104.2)	(36.7)

Total	(157.2)	(31.4)

	R$ million
	2016	2016
	Profit or loss	Equity

a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(177.0)	(13.8)
b – Exchange rate swaps payable in U.S. dollars (ii)	9.2	-
c – Interest rate swaps in R$ (iii)	(0.5)	-
d – Non-derivative financial instruments (iv)	(28.5)	(14.9)

Total	(196.8)	(28.7)

	R$ million
	2015
	Profit or loss	Equity

a – Exchange rate swaps receivable in U.S. dollars (i) (ii)	(143.1)	6.3
b – Exchange rate swaps payable in U.S. dollars (ii)	(2.2)	(31.3)
c – Interest rate swaps in R$ (iii)	1.1	-

Total	(144.2)	(25.0)

Fair values and the carrying values of the financial instruments
			2017		2016
	Category	Note	Carrying value	Fair value	Carrying value	Fair value

Financial assets:
Cash and cash equivalents
Cash and bank deposits	Loans and receivables	4	147,926	147,926	113,318	113,318
Financial investments in local currency	Measured at fair value through profit or loss	4	4,821,605	4,821,605	3,837,807	3,837,807
Financial investments in foreign currency	Measured at fair value through profit or loss	4	32,473	32,473	323,033	323,033

Financial investments:
Fixed-income securities and funds in local currency	Available for sale	4	68,742	68,742	113,640	113,640
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4	1,076,849	1,076,849	1,053,369	1,053,369
Fixed-income securities and funds in local currency	Held to maturity	4	7,449	7,449	7,449	7,449
Fixed-income securities and funds in foreign currency	Available for sale	4	129,131	129,131	34,775	34,775
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4	85,753	85,753	218,458	218,458

Total			6,369,928	6,369,928	5,701,849	5,701,849

Financial liabilities:
Financing	Measured at fair value through profit or loss	14	1,047,809	1,047,809	1,428,907	1,428,907
Financing	Measured at amortized cost	14	6,740,872	6,761,907	6,990,269	6,881,085
Debentures	Measured at amortized cost	14	5,035,247	5,037,072	2,746,881	2,746,915
Debentures	Measured at fair value through profit or loss	14	554,402	554,402	-	-
Finance leases	Measured at amortized cost	14	48,515	48,515	48,716	48,716
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	14	163,749	163,749	202,357	202,357
Subscription warrants – indemnification	Measured at fair value through profit or loss	22	171,459	171,459	153,429	153,429

Total			13,762,053	13,784,913	11,570,559	11,461,409

Summary of the financial assets and financial liabilities measured at fair value

	Category	Note	2017	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents
Cash and banks	Loans and receivables	4	147,926	147,926	-	-
Financial investments in local currency	Measured at fair value through profit or loss	4	4,821,605	4,821,605	-	-
Financial investments in foreign currency	Measured at fair value through profit or loss	4	32,473	32,473	-	-
Financial investments:
Fixed-income securities and funds in local currency	Available for sale	4	68,742	68,742	-	-
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4	1,076,849	1,076,849	-	-
Fixed-income securities and funds in local currency	Held to maturity	4	7,449	7,449	-	-
Fixed-income securities and funds in foreign currency	Available for sale	4	129,131	40,556	88,575	-
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4	85,753	-	85,753	-
Total			6,369,928	6,195,600	174,328	-

Financial liabilities:
Financing	Measured at fair value through profit or loss	14	1,047,809	-	1,047,809	-
Financing	Measured at amortized cost	14	6,761,907	2,523,643	4,238,264	-
Debentures	Measured at amortized cost	14	5,037,072	-	5,037,072	-
Debentures	Measured at fair value through profit or loss	14	554,402	-	554,402	-
Finance leases	Measured at amortized cost	14	48,515	-	48,515	-
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	14	163,749	-	163,749	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	22	171,459	-	171,459	-
Total			13,784,913	2,523,643	11,261,270	-

	Category	Note	2016	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents
Cash and banks	Loans and receivables	4	113,318	113,318	-	-
Financial investments in local currency	Measured at fair value through profit or loss	4	3,837,807	3,837,807	-	-
Financial investments in foreign currency	Measured at fair value through profit or loss	4	323,033	323,033	-	-
Financial investments:
Fixed-income securities and funds in local currency	Available for sale	4	113,640	113,640	-	-
Fixed-income securities and funds in local currency	Measured at fair value through profit or loss	4	1,053,369	1,053,369	-	-
Fixed-income securities and funds in local currency	Held to maturity	4	7,449	7,449	-	-
Fixed-income securities and funds in foreign currency	Available for sale	4	34,775	32,167	2,608	-
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	4	218,458	-	218,458	-
Total			5,701,849	5,480,783	221,066	-

Financial liabilities:
Financing	Measured at fair value through profit or loss	14	1,428,907	-	1,428,907	-
Financing	Measured at amortized cost	14	6,881,085	2,338,920	4,542,165	-
Debentures	Measured at amortized cost	14	2,746,915	-	2,746,915	-
Finance leases	Measured at amortized cost	14	48,716	-	48,716	-
Currency and interest rate hedging instruments	Measured at fair value through profit or loss	14	202,357	-	202,357	-
Subscription warrants – indemnification (1)	Measured at fair value through profit or loss	22	153,429	-	153,429	-
Total			11,461,409	2,338,920	9,122,489	-

Changes in exchange rate
	Risk	Scenario I (likely)	Scenario II	Scenario III
Currency swaps receivable in U.S. dollars
(1) U.S. Dollar / Real swaps	Dollar	198,138	690,432	1,182,726
(2) Debts/firm commitments in dollars	appreciation	(198,130)	(690,415)	(1,182,700)
(1)+(2)	Net effect	8	17	26

Currency swaps payable in U.S. dollars
(3) Real / U.S. Dollar swaps	Dollar	(97)	7,486	15,069
(4) Gross margin of Oxiteno	devaluation	97	(7,486)	(15,069)
(3)+(4)	Net effect	-	-	-

	Risk	Scenario I (likely)	Scenario II	Scenario III
Interest rate swap (in Brazilian Reais) – Debentures - CRA
(1) Fixed rate swap - CDI	Decrease in	13,691	95,292	192,204
(2) Fixed rate debt	Pre-fixed rate	(13,691)	(95,292)	(192,204)
(1) + (2)	Net effect	-	-	-